Expenses by nature	12 Months Ended
Dec. 31, 2022
Expenses By Nature
Expenses by nature

19. Expenses by nature

	Years ended December 31,
	2022	2021	2020
	$	$	$
Inventory expensed during the year	54	—	2,317
Provision for obsolete inventory	32	—	—
Third-party research and development	11,244	5,534	692
Salaries, wages and benefits	3,563	3,037	2,789
Professional and consulting fees	2,475	2,570	2,185
Insurance	1,687	1,077	861
Stock-based compensation	544	311	61
Software and IT services	386	387	275
Depreciation and amortization	135	144	232
Marketing, communications and investor relations	317	289	34
Impairment of goodwill	7,642	—	—
(Reversal of) impairment of other assets	124	—	(139)
Impairment of intangible assets	584	—	—
Travel, meals and entertainment	225	111	49
Office, rent and telecommunications	120	162	272
License fees	19	139	27
Other	92	170	(78)
Gain on modification of building lease	—	—	(219)
	29,243	13,931	9,358